Supplement dated May 29, 2019 to your variable life Prospectus dated May 1, 2013 for Pacific Select Exec II – NY, Pacific Select Exec III – NY,

and Pacific Select Exec IV – NY

Flexible Premium Variable Life Insurance Policies

and Pacific Select Estate Preserver – NY Last Survivor

Flexible Premium Variable Life Insurance Policy (each a “policy”)

Issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in your Policy Prospectus unless otherwise defined herein. "We," "us," or "our" refer to Pacific Life & Annuity Company; "you" or "your" refer to the Policy Owner.

This supplement must be preceded or accompanied by the Policy Prospectus, as supplemented.

Fund Name Changes

Due to a fund acquisition between related parties of the Oppenheimer Variable Account Funds and the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the following fund names will change as follows:

FROM:	TO:
Oppenheimer Global Fund/VA Service Shares	Invesco Oppenheimer V.I. Global Fund Series II

In addition, the investment adviser/manager will change from OFI Global Asset Management, Inc. to Invesco Advisers, Inc.

The table in the YOUR INVESTMENT OPTIONS –Variable Investment Options section is amended to include the following:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	MANAGER
Invesco Oppenheimer V.I. Global Fund Series II	Seeks capital appreciation.	Invesco Advisers, Inc.

All other references in the Policy Prospectus to the Oppenheimer Global Fund/VA are replaced with Invesco Oppenheimer V.I. Global Fund.

Pacific Select Fund Portfolio Manager/Subadviser Changes

The Manager/Subadviser for the Emerging Markets Portfolio will change from OppenheimerFunds, Inc. to Invesco Advisers, Inc.

The Manager/Subadviser for the Main Street® Core Portfolio is changed from OppenheimerFunds, Inc. to Invesco Advisers, Inc.

For more information on the subadviser changes, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. 85-50098-00